Provisions for expected credit losses - Overlays (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Provisions for expected credit losses
Overlays	$ 902	$ 652	$ 619
COVID-19 overlay
Provisions for expected credit losses
Overlays	$ 827	577	505
COVID-19 overlay | Minimum
Provisions for expected credit losses
Relief package, repayment deferral period	6 months
COVID-19 overlay | Maximum
Provisions for expected credit losses
Relief package, repayment deferral period	10 months
Drought overlay
Provisions for expected credit losses
Overlays	$ 75	$ 75	$ 94